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                             PROSPECTUS SUPPLEMENT
                               DATED JUNE 1, 2005

              THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES:

      HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005 (ISSUED BY: FIRST FORTIS LIFE INSURANCE COMPANY AND FORTIS BENEFITS INSURANCE
                                    COMPANY)

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

Effective May 7, 2005, Gavin Ma has resigned from Wellington Management Company LLP. On page 33 of the prospectus, under the heading "Portfolio Managers", strike the disclosure regarding Gavin S. Ma. Trond Skramstad and Nicolas M. Choumenkovitch will assume Mr. Ma's responsibilities for the Hartford International Opportunities HLS Fund.

      HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IA SHARES DATED MAY 1, 2005

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

Effective May 7, 2005, Gavin Ma has resigned from Wellington Management Company LLP. On page 61 of the prospectus, under the heading "Portfolio Managers", strike the disclosure regarding Gavin S. Ma. Trond Skramstad and Nicolas M. Choumenkovitch will assume Mr. Ma's responsibilities for the Hartford International Opportunities HLS Fund.

      HARTFORD HLS FUNDS PROSPECTUS FOR CLASS IB SHARES DATED MAY 1, 2005

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

Effective May 7, 2005, Gavin Ma has resigned from Wellington Management Company LLP. On page 61 of the prospectus, under the heading "Portfolio Managers", strike the disclosure regarding Gavin S. Ma. Trond Skramstad and Nicolas M. Choumenkovitch will assume Mr. Ma's responsibilities for the Hartford International Opportunities HLS Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUSES FOR FUTURE REFERENCE.